Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$676,979.71

Principal:
Principal Collections	$9,751,849.28
Prepayments in Full	$4,731,664.25
Liquidation Proceeds	$104,243.70
Recoveries	$58,643.95
Sub Total	$14,646,401.18
Collections	$15,323,380.89

Purchase Amounts:
Purchase Amounts Related to Principal	$367,671.95
Purchase Amounts Related to Interest	$1,506.05
Sub Total	$369,178.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,692,558.89

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	44
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$15,692,558.89
Servicing Fee	$157,410.39	$157,410.39	$0.00	$0.00	$15,535,148.50
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,535,148.50
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,535,148.50
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$15,535,148.50
Interest - Class A-4 Notes	$69,106.54	$69,106.54	$0.00	$0.00	$15,466,041.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,466,041.96
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$15,391,844.63
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,391,844.63
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$15,328,704.63
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,328,704.63
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$15,251,358.13
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,251,358.13
Regular Principal Payment	$14,449,376.65	$14,449,376.65	$0.00	$0.00	$801,981.48
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$801,981.48
Residuel Released to Depositor	$0.00	$801,981.48	$0.00	$0.00	$0.00
Total		$15,692,558.89

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,449,376.65
Total					$14,449,376.65
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,449,376.65	$91.94	$69,106.54	$0.44	$14,518,483.19	$92.38
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$14,449,376.65	$8.97	$283,790.37	$0.18	$14,733,167.02	$9.15

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$72,111,169.63	0.4588392	$57,661,792.98	0.3668987
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$182,611,169.63	0.1133977	$168,161,792.98	0.1044250

Pool Information
Weighted Average APR	4.367%	4.387%
Weighted Average Remaining Term	21.82	21.03
Number of Receivables Outstanding	21,572	20,790
Pool Balance	$188,892,467.78	$173,830,764.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$182,611,169.63	$168,161,792.98
Pool Factor	0.1146870	0.1055422

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$5,668,971.12
Targeted Overcollateralization Amount	$5,668,971.12
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,668,971.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	44

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		70	$106,274.50
(Recoveries)		205	$58,643.95
Net Losses for Current Collection Period			$47,630.55
Cumulative Net Losses Last Collection Period			$10,028,723.22
Cumulative Net Losses for all Collection Periods			$10,076,353.77

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.30%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.06%	477	$5,313,801.55
61-90 Days Delinquent	0.34%	47	$584,986.67
91-120 Days Delinquent	0.10%	14	$178,643.39
Over 120 Days Delinquent	0.73%	81	$1,260,349.62
Total Delinquent Receivables	4.22%	619	$7,337,781.23

Repossession Inventory:
Repossessed in the Current Collection Period		14	$166,257.25
Total Repossessed Inventory		19	$244,284.29

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0795%
Preceding Collection Period			0.1530%
Current Collection Period			0.3152%
Three Month Average			0.1825%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5550%
Preceding Collection Period			0.5934%
Current Collection Period			0.6830%
Three Month Average			0.6104%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer